Commitment and Contingencies (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease expense	$ 2.7	$ 2.1	$ 5.4	$ 3.9	$ 8.7	$ 5.8	$ 3.4
Income tax estimable, including penalties and interest					$ 0.2	$ 0.9